Notes to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Notes To Consolidated Statement Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising from Financing Activities	Changes in liabilities arising from financing activities

	Convertible redeemable preferred shares	Other payables to related parties	Lease liabilities
	US$’000	US$’000	US$’000
At January 1, 2022	—	—	2,504
Additions of lease liabilities	—	—	23,703
Changes from financing cash flows	—	—	(2,596)
Disposal	—	—	—
Interest expense	—	—	527
Interest paid classified as operating cash flows	—	—	(527)
Foreign exchange movement	—	—	(9)
At December 31, 2022	—	—	23,602
At January 1, 2021	—	—	3,373
Additions of lease liabilities	—	—	678
Changes from financing cash flows	—	—	(1,419)
Disposal	—	—	(68)
Interest expense	—	—	142
Interest paid classified as operating cash flows	—	—	(142)
Foreign exchange movement	—	—	(60)
At December 31, 2021	—	—	2,504
At January 1, 2020	—	4	6,085
Additions of lease liabilities	—	—	(437)
Changes from financing cash flows	160,450	(4)	(2,602)
Interest expense	—	—	195
Interest paid classified as operating cash flows	—	—	(195)
Fair value loss of the convertible redeemable preferred shares	79,984	—	—
Conversion to ordinary shares	(240,434)	—	—
Foreign exchange movement	—	—	327
At December 31, 2020	—	—	3,373

Summary of Total Cash Outflow for Leases Included in Statement of Cash Flows
The total cash outflow for leases included in the statement of cash flows is as follows:

	2022	2021	2020
	US$’000	US$’000	US$’000
Within operating activities	527	142	195
Within financing activities	2,596	1,419	2,602
Short-term leases	1,132	182	69
Total	4,255	1,743	2,866